Fair Value of Financial Instruments (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	$ 2,610	$ 3,072	$ 3,025
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	2,610	3,072	3,025
Money market funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	2,610	3,072	3,025
Money market funds | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total cash equivalents	$ 2,610	$ 3,072	$ 3,025